SPECTRA FUND

  SUPPLEMENT DATED NOVEMBER 22, 2004 TO THE PROSPECTUS DATED FEBRUARY 28, 2004

This supplement amends the Prospectus, as described below, and is in addition to any existing prospectus supplement for Spectra Fund (the "Fund").

1. Effective November 22, 2004, State Street Bank and Trust Company ("State Street") is the Fund's transfer agent. All references to Alger Shareholder Services, Inc. as the Fund's transfer agent are replaced with State Street. Transfer agent services will be provided by State Street's affiliate, Boston Financial Data Services, Inc. ("BFDS"), and all instructions or forms that were to be sent to Alger Shareholder Services, Inc. shall be sent to BFDS at the following address:

                                  Spectra Fund
                                  P.O. Box 8480
                        Boston, Massachusetts 02266-8480

2. Delete the text under the heading "Investment Instructions - Class N Shares - By Fed Wire" on page 10 of the Fund's Prospectus for Class N Shares and replace it with the following:

         Have your bank wire funds to State Street Bank and Trust Company. Contact the Transfer Agent at (800) 711-6141 for details.

3. In the section captioned "To Redeem Shares of the Fund: by Telephone - TeleRedemption" on page 12 of the Fund's Prospectus for Class N Shares, the following is added after the sentence that reads, "Shares issued in certificate form are not eligible for this service":

         Effective November 22, 2004, share certificates will no longer be issued for shares of the Fund.

4. The first sentence under the caption "Exchanges" on page 13 of the Fund's Prospectus for Class N shares, and on page 11 of the Fund's Prospectus for Class A shares, is deleted and replaced with the following:

         You can exchange shares of the Fund for shares of Alger Money Market Fund of The Alger Funds, another fund advised by the Manager. Shares of Alger Money Market Fund acquired by exchange of either Class A or Class N shares of the Fund will include a Class N share class designation SOLELY FOR OPERATIONAL REASONS to enable the Transfer Agent to properly track exchanges into and out of Alger Money Market Fund from the Fund.





PSP SUPP 11-22-04 TA SPECTRA

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                                  SPECTRA FUND

        SUPPLEMENT DATED NOVEMBER 22, 2004 TO THE STATEMENT OF ADDITIONAL
                      INFORMATION DATED FEBRUARY 28, 2004

This supplement amends the Statement of Additional Information ("SAI"), as described below, and is in addition to any existing SAI supplement for Spectra Fund (the "Fund").

1. Effective November 22, 2004, State Street Bank and Trust Company ("State Street") is the Fund's transfer agent. All references to Alger Shareholder Services, Inc. as the Fund's transfer agent are replaced with State Street. Transfer agent services will be provided by State Street's affiliate, Boston Financial Data Services, Inc. ("BFDS"), and all instructions or forms that were to be sent to Alger Shareholder Services, Inc. shall be sent to BFDS at the following address:

                                  Spectra Fund
                                  P.O. Box 8480
                        Boston, Massachusetts 02266-8480

2. The following is inserted as a new first sentence under the caption "TelePurchase and TeleRedemption (Class N Shares)" on page 10: "The price the shareholder will receive will be the price next computed after the Transfer Agent receives the TelePurchase or TeleRedemption request from the shareholder to purchase shares or redeem shares, respectively."

3. The biography of Dorothy G. Sanders, Secretary of the Fund, as set forth on page 15 under the caption "Management - Trustees and Officers of the Fund," is deleted. Frederick A. Blum, Treasurer of the Fund, continues as Assistant Secretary of the Fund.

4. The last sentence of the third paragraph under the caption "Organization" on page 19 is deleted and replaced with the following: "Effective November 22, 2004, share certificates will no longer be issued for shares of the Fund."





SAI SUPP 11-22-04 TA SPECTRA